Fair Value Measurements - Schedule of quantitative information regarding market assumptions (Detail) - USD ($)	May 15, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	$ 9.923	$ 3,000,000	$ 10
Warrants and Rights Outstanding, Term	2 years 11 months 15 days
Warrants And Rights Risk Free Rate	3.95%
Warrants And Rights Volatility Rate	6.10%
Warrants And Rights Likelihood of completing a business combination Rate	19.20%